Leases - Components of Lease Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease cost:
Amortization of right-of-use assets	$ 900,575	$ 1,428,048
Interest of lease liabilities	158,423	83,559
Expenses for short-term lease within 12 months	344,151	243,971
Total lease cost	$ 1,403,149	$ 1,755,578